Organization and Description of Business (Details Narrative) - USD ($)	Feb. 04, 2025	Jan. 15, 2025	Dec. 31, 2025	Apr. 18, 2024	Mar. 14, 2024
IPO [Member]
Schedule of Equity Method Investments [Line Items]
Gross proceeds		$ 8,400,000
Net proceeds		$ 7,390,000
IPO [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares issued		2,100,000
Share price		$ 4
Over-Allotment Option [Member]
Schedule of Equity Method Investments [Line Items]
Gross proceeds	$ 1,260,000
Net proceeds	$ 1,170,000
Over-Allotment Option [Member] | Common Class A [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares issued	315,000
Share price	$ 4
Uni-Fuels Group Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			100.00%	100.00%
Uni-Fuels Group Inc [Member] | Koh Kuan Hua [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					100.00%
UniFuels Holdings Limited [Member] | Koh Kuan Hua [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					100.00%